WARRANTS TO PURCHASE ORDINARY SHARES (Details) shares in Thousands	Dec. 31, 2025 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Ordinary Shares Issuable Upon Warrant Exercise	309,868
Ordinary Private Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 15,525
Expiration date	Aug. 15, 2029
Number of Ordinary Shares Issuable Upon Warrant Exercise	141
Ordinary Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 15,525
Expiration date	Aug. 15, 2029
Number of Ordinary Shares Issuable Upon Warrant Exercise	4,260
January Ordinary Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 202.5
Expiration date	Jan. 17, 2030
Number of Ordinary Shares Issuable Upon Warrant Exercise	3,367
January Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 253.1
Expiration date	Jan. 15, 2030
Number of Ordinary Shares Issuable Upon Warrant Exercise	1,729
January Inducement Ordinary Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 225
Expiration date	Jan. 31, 2027
Number of Ordinary Shares Issuable Upon Warrant Exercise	1,847
January Inducement Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 276.6
Expiration date	Jan. 31, 2027
Number of Ordinary Shares Issuable Upon Warrant Exercise	1,037
July Inducement Ordinary Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 113.2
Expiration date	Aug. 12, 2027
Number of Ordinary Shares Issuable Upon Warrant Exercise	30,422
July Inducement Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 144.6
Expiration date	Aug. 12, 2027
Number of Ordinary Shares Issuable Upon Warrant Exercise	1,065
September Ordinary Warrants - Series A [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 40
Expiration date	Sep. 11, 2030
Number of Ordinary Shares Issuable Upon Warrant Exercise	105,500
September Ordinary Warrants - Series B [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 40
Expiration date	Sep. 11, 2026
Number of Ordinary Shares Issuable Upon Warrant Exercise	150,000
September Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 50
Expiration date	Sep. 11, 2030
Number of Ordinary Shares Issuable Upon Warrant Exercise	10,500